Acquisitions, disposals and discontinued operations - Result of disposal of associate (Details) - RUB (₽) ₽ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Total gain on disposal		₽ 8,177
JSC Tochka
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of ownership interest in associate sold	40.00%
Percentage of economic interest sold	45.00%
Fixed amount	₽ 4,947
Amount contingent on Tochka's earnings for the year 2021	4,647
Dividends received from associate	532
Carrying amount of disposed investment	(1,949)
Total gain on disposal	₽ 8,177